13 OTHER PAYABLES (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Aug. 05, 2020 Contract	Mar. 29, 2020 Contract	Dec. 31, 2019	Aug. 05, 2019 BRL (R$)	Aug. 05, 2019 USD ($)	Mar. 29, 2019 BRL (R$)	Mar. 29, 2019 USD ($)
Railway Operation [Member]
OtherPayablesLineItems [Line Items]
Lease agreement remaining term			8 years
Operational Facilities [Member]
OtherPayablesLineItems [Line Items]
Lessee operating lease agreement term			2 years
Administrative [Member]
OtherPayablesLineItems [Line Items]
Lessee operating lease agreement term			5 years
Sales Offices [Member]
OtherPayablesLineItems [Line Items]
Lessee operating lease agreement term			16 years
Bottom of Range [Member] | Cargo Terminal - TECAR [Member]
OtherPayablesLineItems [Line Items]
Lease agreement remaining term			28 years
Bottom of Range [Member] | Operating Equipment [Member]
OtherPayablesLineItems [Line Items]
Lessee operating lease agreement term			2 years
Top of Range [Member] | Cargo Terminal - TECAR [Member]
OtherPayablesLineItems [Line Items]
Lease agreement remaining term			32 years
Top of Range [Member] | Operating Equipment [Member]
OtherPayablesLineItems [Line Items]
Lessee operating lease agreement term			5 years
CSN Mineracao [Member]
OtherPayablesLineItems [Line Items]
Advances from customer | R$				R$ 956,000		R$ 1,951,000,000
Supply of Contract | Contract	11,000,000	22,000,000
Contractual term		5 years
United States of America, Dollars | CSN Mineracao [Member]
OtherPayablesLineItems [Line Items]
Advances from customer							$ 496,000
UNITED STATES | CSN Mineracao [Member]
OtherPayablesLineItems [Line Items]
Advances from customer					$ 250,000